Tax Matters - Constitutional Court Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Sep. 27, 2023	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit expected, loss carryforwards of 2002		€ 247
Tax credit expected, loss carryforwards of 2004		21
Tax credit expected, loss carryforwards of 2011		615
Tax credit expected, loss carryforwards of 2015		1,503
Tax credit expected, deductions for double taxation		952
Tax credit expected, deductions for reinvestments		23
Tax credit expected, deductions for investments		476
Tax credit expected, deductions for donations		260
Tax credit expected, deductions for fixed assets		101
Tax credit expected, deductions for reversal of temporary measures		29
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized	€ 334	€ 334